Income Taxes (Tax Carryforwards) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Tax Credit Carryforward [Line Items]
Insurance and employee benefits	$ 1,154	$ 928
Other asset basis differences	1,013	798
Other liability basis differences	1,482	1,158
Tax loss carryforwards	583	544
Tax credit carryforwards	1,050	948
Valuation allowances	605	582
Future Income Tax Benefits	4,677	3,794
Other Asset Basis Differences	2,159	1,315
Other items, net	123	411
Future Income Taxes Payable	6,744	3,826
Tax Credit Carryforwards	1,050
Tax Loss Carryforwards	2,965
Deferred Tax Liabilities Intangible Assets	4,462	$ 2,100
Expiration Period Current To Five Years [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforwards	32
Tax Loss Carryforwards	286
Expiration Period Six To Ten Years [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforwards	33
Tax Loss Carryforwards	189
Expiration Period Eleven To Twenty Years [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforwards	354
Tax Loss Carryforwards	559
Expiration Period Indefinite [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforwards	631
Tax Loss Carryforwards	$ 1,931